DISCONTINUED OPERATIONS (Details Narrative) - USD ($)		12 Months Ended		61 Months Ended
	Feb. 06, 2024	Dec. 31, 2025	Dec. 31, 2024	Feb. 06, 2024
DisclosureLineElements [Line Items]
Loss from discontinued operations		$ (238,285)	$ 111,312
Red Rock Settlement [Member] | Six Previous Owners [Member]
DisclosureLineElements [Line Items]
Loss from discontinued operations	$ 111,312
Stock issued new, shares	12,370			12,370
Six Previous Owners [Member] | Red Rock Settlement [Member]
DisclosureLineElements [Line Items]
Loss from discontinued operations	$ 111,312		$ 111,312